Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Revelation Biosciences, Inc. (collectively with its wholly-owned subsidiaries, the “Company” or “Revelation”), formerly known as Petra Acquisition, Inc. (“Petra”), was incorporated in Delaware on November 20, 2019. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar business combination with one or more businesses or entities. On January 10, 2022 (the “Closing Date”) the Company consummated its business combination, with Revelation Biosciences Sub, Inc. (“Old Revelation” or “Revelation Sub”), the Company's wholly owned subsidiary (the “Business Combination”). Since the Business Combination, the Company is a clinical-stage biopharmaceutical company and has been focused on the development and commercialization of immunologic therapeutics and diagnostics.

The Business Combination was accounted for as a reverse recapitalization with Revelation Sub as the accounting acquirer and Petra as the acquired company for accounting purposes. Accordingly, all historical financial information presented in the unaudited condensed consolidated financial statements represents the accounts of Revelation Sub as if Revelation Sub is the predecessor to the Company. The common stock and net loss per share, prior to the Merger, have been retroactively restated as common stock and net loss per share reflecting the exchange ratio established in the Business Combination (2.725 shares of common stock for 1 share of Revelation Sub common stock (the “Common Stock Exchange Ratio”)).

Petra’s Common Stock, Public Warrants and Units were historically listed on the Nasdaq Capital Market under the symbols “PAIC,” “PAICW” and “PAICU,” respectively. On January 10, 2022, the Company’s units, common stock and warrants were listed on the Nasdaq Capital Market under the symbols “REVBU”, “REVB” and “REVBW”, respectively, (see Note 3).

The Company has incurred recurring losses since its inception, including a net loss of $9.6 million for the nine months ended September 30, 2022. As of September 30, 2022, the Company had an accumulated deficit of $24.1 million, a stockholders’ equity of $2.2 million and available cash and cash equivalents of $6.2 million. The Company expects to continue to incur significant operating and net losses, as well as negative cash flows from operations, for the foreseeable future as it continues to complete all necessary product development or future commercialization efforts. The Company has never generated revenue and does not expect to generate revenue from product sales unless and until it successfully completes development and obtains regulatory approval for REVTx-99b, REVTx-200, REVTx-300, REVDx-501 or other product candidates, which the Company expects will not be for at least several years, if ever. The Company does not anticipate that its current cash and cash equivalents balance will be sufficient to sustain operations within one year after the date that the Company’s unaudited financial statements for September 30, 2022 were issued, which raises substantial doubt about its ability to continue as a going concern.

To continue as a going concern, the Company will need, among other things, to raise additional capital resources. The Company plans to seek additional funding through public or private equity or debt financings. The Company may not be able to obtain financing on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company is unable to obtain funding, it could be required to delay, reduce or eliminate research and development programs, product portfolio expansion or future commercialization efforts, which could adversely affect the Company’s business operations.

The unaudited condensed consolidated financial statements for September 30, 2022, have been prepared on the basis that the Company will continue as a going concern, and does not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability for the Company to continue as a going concern.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). All inter-company transactions and balances have been eliminated in consolidation. Certain amounts previously reported in the financial statements have been reclassified to conform to the current year presentation. Such reclassifications did not affect net loss, stockholders’ deficit or cash flows.

1. Organization and Basis of Presentation

Revelation Biosciences, Inc. (the “Company” or “Revelation”) was formed as a Delaware limited liability company on May 4, 2020 under the name Revelation Therapeutics, LLC. On August 27, 2020, the Company filed a statutory conversion with the Delaware Secretary of State which converted the Company from a limited liability company to a corporation and changed the Company’s name to Revelation Biosciences, Inc. The Company’s principal offices are in San Diego, California. The Company is a clinical-stage biopharmaceutical company focused on the development and commercialization of immunologic therapeutics and diagnostics.

The Company has incurred recurring losses since its inception, including a net loss of $12.0 million for the year ending December 31, 2021. As of December 31, 2021 the Company had an accumulated deficit of $14.5 million, a stockholders’ deficit of $99,470 and available cash and cash equivalents of $1.3 million. The Company expects to continue to incur significant operating and net losses, as well as negative cash flows from operations, for the foreseeable future as it continues to complete all necessary product development or future commercialization efforts. The Company has never generated revenue and does not expect to generate revenue from product sales unless and until it successfully completes development and obtains regulatory approval for REVTx-99a/b, REVDx-501 or other product candidates, which the Company expects will not be for at least several years, if ever. Additionally, taking into consideration the net proceeds of $4.2 million received in connection with a business combination in January 2022 and the gross proceeds of $7.8 million received from a private placement financing subsequent to the business combination, the Company does not anticipate that its current cash and cash equivalents balance will be sufficient to sustain operations within one year after the date that the Company’s audited financial statements for December 31, 2021 were issued, which raises substantial doubt about its ability to continue as a going concern.

To continue as a going concern, the Company will need, among other things, to raise additional capital resources. The Company plans to seek additional funding through public or private equity or debt financings. The Company may not be able to obtain financing on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company is unable to obtain funding, it could be required to delay, reduce or eliminate research and development programs, product portfolio expansion or future commercialization efforts, which could adversely affect the Company’s business operations.

The audited financial statements for December 31, 2021, have been prepared on the basis that the Company will continue as a going concern, and does not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability for the Company to continue as a going concern.

Merger with Petra Acquisition, Inc. (Unaudited)

On January 10, 2022 (the “Closing Date”), Petra Acquisition, Inc., a Delaware corporation (“Petra”), consummated the business combination (the “Business Combination”), pursuant to the terms of the agreement and plan of merger, dated as of August 29, 2021 (the “Business Combination Agreement”), by and among Petra, Petra Acquisition Merger, Inc., a Delaware corporation and wholly-owned subsidiary of Petra (“Merger Sub”), and Revelation Biosciences, Inc. (“Old Revelation”). Pursuant to the Business Combination Agreement, on the Closing Date, (i) Merger Sub merged with and into Old Revelation (the “Merger”), with Old Revelation as the surviving company in the Merger, and, after giving effect to such Merger, Old Revelation was renamed Revelation Biosciences Sub, Inc. and became a wholly-owned subsidiary of Petra and (ii) Petra changed its name to “Revelation Biosciences, Inc.”

In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the effective time of the Merger (the “Effective Time”), (i) each share of common stock and preferred stock of Old Revelation outstanding as of immediately prior to the Effective Time was exchanged for shares of common stock, par value $0.001 per share, of Revelation based on the agreed upon conversion rate of 2.725 (the “Common Stock Exchange Ratio); (ii) each Old Revelation RSU award (as defined in the Business Combination Agreement) outstanding as of immediately prior to the Effective Time was assumed by Revelation and was converted into that number of whole Revelation Rollover RSU awards (as defined in the Business Combination Agreement) based on the Common Stock Exchange Ratio; and (iii) each Old Revelation Warrant (as defined in the Business Combination Agreement) outstanding as of immediately prior to the Effective Time was assumed by Revelation and was converted into that number of whole Revelation Rollover Warrants (as defined in the Business Combination Agreement) based on the Common Stock Exchange Ratio, at an exercise price per share of common stock equal to (x) the exercise price per share of Old Revelation common stock of such Old Revelation Warrant divided by (y) the Common Stock Exchange Ratio.

At the Closing Date, up to 10,500,000 shares of common stock were issuable constituting the merger consideration (the “Merger Consideration”), (i) an aggregate of 9,871,343 shares of common stock were issued in exchange for the Old Revelation stock outstanding as of immediately prior to the Effective Time, (ii) 167,867 shares of common stock were reserved for issuance for Revelation Rollover Warrants outstanding as of immediately prior to the Effective Time and (iii) 460,706 shares of common stock were reserved for issuance for Revelation Rollover Restricted Stock Unit (“RSU”) awards outstanding as of immediately prior to the Effective Time.

Immediately after giving effect to the Business Combination, there were 12,944,213 shares of common stock outstanding, and 1,294,421 shares of common stock reserved for future issuance under the 2021 Equity Incentive Plan. The pre-merger stockholders of Petra retained an aggregate of 3,072,870 shares of common stock of Petra, representing 23.7% ownership of the post-Merger company. Therefore, upon consummation of the Business Combination, there was a change in control of Petra, with the former owners of Revelation effectively acquiring control of Petra.

The Business Combination will be accounted for as a reverse recapitalization, in accordance with U.S. GAAP. Under this method of accounting, although Petra will issue shares for outstanding equity interests of Revelation in the Business Combination, Petra will be treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination will be treated as the equivalent of Revelation issuing stock for the net assets of Petra, accompanied by a recapitalization. The net assets of Petra will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination will be those of Revelation.

In connection with the Merger, stockholders holding 3,480,692 shares of Petra common stock exercised their right to redeem such shares for cash at a price of approximately $10.20 per share for payments in the aggregate of approximately $35.5 million. On the Closing Date, approximately $7.6 million was escrowed pursuant to the Forward Share Purchase Agreement entered into by and between Petra and Meteora Capital Partners and its affiliates (collectively, “Meteora”) and approximately $4.2 million was released to Revelation.

In connection with the consummation of the Business Combination, Petra adopted the third amended and restated certificate of incorporation, which became effective upon filing with the Secretary of State of the State of Delaware on January 10, 2022.

As of December 31, 2021, the Company has raised aggregate net proceeds of $6.1 million in connection with the sale and issuance of 2,308,877 shares of common stock, has raised aggregate net proceeds of $3.9 million in connection with the sale and issuance of 628,930 shares of Series A Preferred Stock and has raised aggregate net proceeds of $3.9 million in connection with the sale and issuance of 684,450 shares of Series A-1 Preferred Stock. As of December 31, 2021 and 2020, the Company had cash and cash equivalents of $1.3 million and $4.5 million, respectively.

The Company plans to seek additional funding through public or private equity or debt financings. The Company may not be able to obtain financing on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company is unable to obtain funding, the Company could be required to delay, reduce or eliminate research and development programs, product portfolio expansion or future commercialization efforts, which could adversely affect its business operations.

The accompanying financial statements are prepared in accordance U.S. generally accepted accounting principles (“GAAP”).